SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	620,000
Weighted average remaining contractual life	36 months 17 days
Number of options exercisable as of December 31, 2021	313,667
$1.90 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	45,000
Exercise price | $ / shares	$ 1.90
Weighted average remaining contractual life	55 months 13 days
Number of options exercisable as of December 31, 2021	0
$2.27 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	34,334
Exercise price | $ / shares	$ 2.27
Weighted average remaining contractual life	10 months 23 days
Number of options exercisable as of December 31, 2021	34,334
$2.36 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	16,666
Exercise price | $ / shares	$ 2.36
Weighted average remaining contractual life	41 months 27 days
Number of options exercisable as of December 31, 2021	8,333
$2.47 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	30,000
Exercise price | $ / shares	$ 2.47
Weighted average remaining contractual life	36 months 2 days
Number of options exercisable as of December 31, 2021	10,000
$2.66 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	5,000
Exercise price | $ / shares	$ 2.66
Weighted average remaining contractual life	13 months 25 days
Number of options exercisable as of December 31, 2021	5,000
$2.82 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	360,000
Exercise price | $ / shares	$ 2.82
Weighted average remaining contractual life	29 months 22 days
Number of options exercisable as of December 31, 2021	240,000
$3.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	24,000
Exercise price | $ / shares	$ 3.07
Weighted average remaining contractual life	25 months 5 days
Number of options exercisable as of December 31, 2021	16,000
$3.23 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	35,000
Exercise price | $ / shares	$ 3.23
Weighted average remaining contractual life	66 months 4 days
Number of options exercisable as of December 31, 2021	0
$3.28 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	70,000
Exercise price | $ / shares	$ 3.28
Weighted average remaining contractual life	62 months 1 day
Number of options exercisable as of December 31, 2021	0